Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessel cost, Balance	$ 698,729,462	$ 828,019,413
Vessel cost, Additions	129,996,020
Vessel cost, Impairment loss		(15,722,992)
Vessel cost, Disposals		(78,933,759)
Vessel cost, Transfer to Assets held for sale		(34,633,200)
Vessel cost, Balance	828,725,482	698,729,462	$ 828,019,413
Accumulated Depreciation, Balance	(194,434,379)	(199,540,960)
Accumulated Depreciation, Impairment loss		12,906,119
Accumulated Depreciation, Disposals		15,908,259
Accumulated Depreciation, Depreciation for the year	(26,076,687)	(23,707,797)
Accumulated Depreciation, Balance	(220,511,066)	(194,434,379)	(199,540,960)
Net Book Value, Balance	504,295,083	628,478,453
Net Book Value, Additions	129,996,020
Net Book Value, Impairment loss	0	(2,816,873)	(3,167,034)
Net Book Value, Disposals		(63,025,500)
Net Book Value, Transfer to Assets held for sale		(34,633,200)
Net Book Value, Depreciation for the year	(26,076,687)	(23,707,797)	(27,814,901)
Net Book Value, Balance	$ 608,214,416	$ 504,295,083	$ 628,478,453